UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mount Lucas Management Corporation
Address:   47 Hulfish Street, Suite 510
           Princeton, NJ 08542

Form 13F File Number: 28-11021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Timothy J. Rudderow
Title:  President
Phone:  609-924-8868

Signature,  Place,  and  Date  of  Signing:

Timothy J. Rudderow                     Priceton, New Jersey          05/16/2005
-----------------------                 --------------------          ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     116

Form 13F Information Table Value Total:     $832,985 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3M CO                          COM              88579Y101      317    3700 SH       SOLE                3700      0    0
ACE LTD                        ORD              G0070K103     8447  204680 SH       SOLE              204680      0    0
ADVANCED MICRO DEVICES         COM              7903107       2484  154131 SH       SOLE              154131      0    0
AFLAC INC                      COM              1055102        410   11000 SH       SOLE               11000      0    0
AGRIUM INC                     COM              8916108       4606  252385 SH       SOLE              252385      0    0
ALCOA INC                      COM              13817101      1459   48000 SH       SOLE               48000      0    0
ALEXANDER & BALDWIN INC        COM              14482103      1114   27041 SH       SOLE               27041      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2701  112061 SH       SOLE              112061      0    0
ALLSTATE CORP                  COM              20002101     10186  188420 SH       SOLE              188420      0    0
AMERADA HESS CORP              COM              23551104     22039  229074 SH       SOLE              229074      0    0
AMERICAN EXPRESS CO            COM              25816109      1191   23200 SH       SOLE               23200      0    0
AMERICAN INTERNATIONAL GROUP   COM              26874107      1413   25500 SH       SOLE               25500      0    0
ANADARKO PETROLEUM CORP        COM              32511107       829   10900 SH       SOLE               10900      0    0
ANALOG DEVICES                 COM              32654105       531   14700 SH       SOLE               14700      0    0
AON CORP                       COM              37389103       583   25500 SH       SOLE               25500      0    0
APACHE CORP                    COM              37411105       937   15300 SH       SOLE               15300      0    0
APPLE COMPUTER INC             COM              37833100      3477   83427 SH       SOLE               83427      0    0
ARCHER-DANIELS-MIDLAND CO      COM              39483102     20818  846982 SH       SOLE              846982      0    0
ASHLAND INC                    COM              44204105     11497  170390 SH       SOLE              170390      0    0
AUTODESK INC                   COM              52769106      5387  180998 SH       SOLE              180998      0    0
AVAYA INC                      COM              53499109      1711  146528 SH       SOLE              146528      0    0
BAKER HUGHES INC               COM              57224107       565   12700 SH       SOLE               12700      0    0
BANK OF NEW YORK CO INC        COM              64057102       720   24800 SH       SOLE               24800      0    0
BARD (C.R.) INC                COM              67383109       810   11900 SH       SOLE               11900      0    0
BEAR STEARNS COMPANIES INC     COM              73902108       859    8600 SH       SOLE                8600      0    0
BEST BUY CO INC                COM              86516101       653   12100 SH       SOLE               12100      0    0
BIOMET INC                     COM              90613100       874   24100 SH       SOLE               24100      0    0
BLACK & DECKER CORP            COM              91797100       814   10300 SH       SOLE               10300      0    0
BUNGE LIMITED                  COM              G16962105    19729  366169 SH       SOLE              366169      0    0
BURLINGTON NORTHERN SANTA FE   COM              12189T104     2935   54431 SH       SOLE               54431      0    0
CAMPBELL SOUP CO               COM              134429109      368   12700 SH       SOLE               12700      0    0
CANADIAN PACIFIC RAILWAY LTD   COM              13645T100      973   27041 SH       SOLE               27041      0    0
CATERPILLAR INC                COM              149123101     1097   12000 SH       SOLE               12000      0    0
CENTEX CORP                    COM              152312104      630   11000 SH       SOLE               11000      0    0
CHEVRON CORP                   COM              166764100    11465  196610 SH       SOLE              196610      0    0
CINTAS CORP                    COM              172908105      784   19000 SH       SOLE               19000      0    0
CITIGROUP INC                  COM              172967101    32137  715100 SH  CALL SOLE              715100      0    0
CNF INC                        COM              12612W104     2547   54431 SH       SOLE               54431      0    0
CONOCOPHILLIPS                 COM              20825C104    25054  232332 SH       SOLE              232332      0    0
COSTCO WHOLESALE CORP          COM              22160K105      371    8400 SH       SOLE                8400      0    0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     2538   78224 SH       SOLE               78224      0    0
CUMMINS INC                    COM              231021106     9002  127969 SH       SOLE              127969      0    0
DANA CORP                      COM              235811106    13107 1024821 SH       SOLE             1024821      0    0
DEERE & CO                     COM              244199105      403    6000 SH       SOLE                6000      0    0
DOW CHEMICAL                   COM              260543103      757   15200 SH       SOLE               15200      0    0
DU PONT (E.I.) DE NEMOURS      COM              263534109     1906   37200 SH       SOLE               37200      0    0
EASTMAN KODAK CO               COM              277461109     1224   37600 SH       SOLE               37600      0    0
EBAY INC                       COM              278642103     1580   42421 SH       SOLE               42421      0    0
EXXON MOBIL CORP               COM              30231G102     2324   39000 SH       SOLE               39000      0    0
FANNIE MAE                     COM              313586109     1105   20300 SH       SOLE               20300      0    0
FEDERATED DEPARTMENT STORES    COM              31410H101    11181  175694 SH       SOLE              175694      0    0
FEDEX CORP                     COM              31428X106      808    8600 SH       SOLE                8600      0    0
FRANKLIN RESOURCES INC         COM              354613101      975   14200 SH       SOLE               14200      0    0
GENERAL ELEC CO                COM              369604103    53452 1482300 SH  CALL SOLE             1482300      0    0
GEORGIA-PACIFIC CORP           COM              373298108    12655  356599 SH       SOLE              356599      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    21998  200000 SH  CALL SOLE              200000      0    0
GOODYEAR TIRE & RUBBER CO      COM              382550101     2520  188775 SH       SOLE              188775      0    0
GREATER CHINA FUND             COM              39167B102     5078  322391 SH       SOLE              322391      0    0
H&R BLOCK INC                  COM              93671105       657   13000 SH       SOLE               13000      0    0
HALLIBURTON CO                 COM              406216101      423    9800 SH       SOLE                9800      0    0
HARLEY-DAVIDSON INC            COM              412822108      549    9500 SH       SOLE                9500      0    0
HEWLETT-PACKARD CO             COM              428236103     1464   66700 SH       SOLE               66700      0    0
HOME DEPOT INC                 COM              437076102      138    3600 SH       SOLE                3600      0    0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    20302  255700 SH  CALL SOLE              255700      0    0
INTEL CORP                     COM              458140100    69750 3002600 SH  CALL SOLE             3002600      0    0
INTERNATIONAL PAPER CO         COM              460146103     2388   64900 SH       SOLE               64900      0    0
ISHARES MSCI HONG KONG INDEX   MSCI HONG KONG   464286871     5877  510609 SH       SOLE              510609      0    0
ISHARES MSCI JAPAN INDEX FD    MSCI JAPAN       464286848    10644 1014672 SH       SOLE             1014672      0    0
ISHARES MSCI TAIWAN INDEX FD   MSCI TAIWAN      464286731     8809  760708 SH       SOLE              760708      0    0
J.C. PENNEY CO INC (HLDG CO)   COM              708160106     3083   59390 SH       SOLE               59390      0    0
JPMORGAN & CHASE & CO          COM              46625H100    32638  943300 SH  CALL SOLE              943300      0    0
KERR-MCGEE CORP                COM              492386107     1402   17900 SH       SOLE               17900      0    0
KLA-TENCOR CORPORATION         COM              482480100       37     800 SH       SOLE                 800      0    0
LINCOLN NATIONAL CORP          COM              534187109     8569  189832 SH       SOLE              189832      0    0
LINEAR TECHNOLOGY CORP         ORD              535678106      360    9400 SH       SOLE                9400      0    0
LOUISIANA-PACIFIC CORP         COM              546347105     3473  138123 SH       SOLE              138123      0    0
MCDONALD'S CORP                COM              580135101     1597   51300 SH       SOLE               51300      0    0
MEDTRONIC INC                  COM              585055106      734   14400 SH       SOLE               14400      0    0
MELLON FINANCIAL CORP          COM              58551A108      713   25000 SH       SOLE               25000      0    0
MERRILL LYNCH & CO INC         COM              590188108     2671   47200 SH       SOLE               47200      0    0
NABORS INDUSTRIES LTD          SHS              G6359F103    19936  337093 SH       SOLE              337093      0    0
NAVISTAR INTERNATIONAL         COM              63934E108     1085   29800 SH       SOLE               29800      0    0
NEWMONT MINING CORP            COM              651639106     4296  101700 SH       SOLE              101700      0    0
NOBLE CORP                     SHS              G65422100    29465  524201 SH       SOLE              524201      0    0
NORDSTROM INC                  COM              655664100     2976   53735 SH       SOLE               53735      0    0
NOVELL INC                     COM              670006105     1576  264425 SH       SOLE              264425      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    18596  193200 SH       SOLE              193200      0    0
PACCAR INC                     COM              693718108      427    5900 SH       SOLE                5900      0    0
PEPSICO INC                    COM              713448108      159    3000 SH       SOLE                3000      0    0
PETROCHINA CO LTD -ADR         SPONSORED ADR    71646E100    28099  444456 SH       SOLE              444456      0    0
PNC FINANCIAL SERVICES GROUP   COM              693475105      741   14400 SH       SOLE               14400      0    0
PROCTER & GAMBLE CO            COM              742718109       91    1700 SH       SOLE                1700      0    0
RADIOSHACK CORP                COM              750438103     1767   72100 SH       SOLE               72100      0    0
RYDER SYSTEM INC               COM              783549108     9022  216348 SH       SOLE              216348      0    0
SCHLUMBERGER LTD               COM              806857108    37062  525845 SH       SOLE              525845      0    0
SCHNITZER STEEL INDS INC-A     CL A             806882106     6944  205878 SH       SOLE              205878      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    13188  464500 SH  CALL SOLE              464500      0    0
SUPERVALU INC                  COM              868536103    19871  595839 SH       SOLE              595839      0    0
SYMANTEC CORP                  COM              871503108     1613   75650 SH       SOLE               75650      0    0
T ROWE PRICE GROUP INC         COM              74144T108      807   13600 SH       SOLE               13600      0    0
TARGET CORP                    COM              87612E106      370    7400 SH       SOLE                7400      0    0
TEXAS INSTRUMENTS INC          COM              882508104      624   24500 SH       SOLE               24500      0    0
THERMO ELECTRON CORP           COM              883556102     1209   47800 SH       SOLE               47800      0    0
TIFFANY & CO                   COM              886547108     1305   37800 SH       SOLE               37800      0    0
TOYS "R" US INC                COM              892335100     3069  119132 SH       SOLE              119132      0    0
TRANSOCEAN INC                 ORD              G90078109    38239  743086 SH       SOLE              743086      0    0
TYCO INTERNATIONAL LTD         COM              902124106      855   25300 SH       SOLE               25300      0    0
TYSON FOODS INC-CL A           CL A             902494103    12092  724932 SH       SOLE              724932      0    0
UNITED STATES STEEL CORP       COM              912909108     2499   49137 SH       SOLE               49137      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      793    7800 SH       SOLE                7800      0    0
UNOCAL CORP                    COM              915289102      827   13400 SH       SOLE               13400      0    0
VALERO ENERGY CORP             ORD              91913Y100    36857  503043 SH       SOLE              503043      0    0
WAL-MART STORES INC            COM              931142103      100    2000 SH       SOLE                2000      0    0
WORTHINGTON INDUSTRIES         COM              981811102     9106  472287 SH       SOLE              472287      0    0
WW GRAINGER INC                COM              384802104      641   10300 SH       SOLE               10300      0    0
YAHOO! INC                     COM              984332106     2265   66812 SH       SOLE               66812      0    0